AllianzGI NFJ International Small-Cap Value Fund
AllianzGI NFJ International Small-Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 299 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI NFJ International Small-Cap Value Fund		Class A	Class C	Class T	Class R6	Institutional Class	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	2.50%	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI NFJ International Small-Cap Value Fund		Class A	Class C	Class T	Class R6	Institutional Class	Class P
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none	none
Other Expenses		3.37%	3.16%	3.37%	4.04%	2.96%	3.20%
Total Annual Fund Operating Expenses		4.47%	5.01%	4.47%	4.89%	3.81%	4.05%
Expense Reductions	[1]	(3.17%)	(2.96%)	(3.17%)	(3.94%)	(2.80%)	(3.00%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	1.30%	2.05%	1.30%	0.95%	1.01%	1.05%
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") to irrevocably waive its management fee and/or reimburse the Fund through January 31, 2018 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.30% for Class T shares, 0.95% for Class R6 shares, 1.01% for Institutional Class shares and 1.05% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI NFJ International Small-Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	675	1,556	2,446	4,713
Class C	308	1,239	2,271	4,848
Class T	379	1,288	2,206	4,545
Class R6	97	1,116	2,137	4,699
Institutional Class	103	905	1,726	3,866
Class P	107	957	1,823	4,062

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI NFJ International Small-Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	675	1,556	2,446	4,713
Class C	208	1,239	2,271	4,848
Class T	379	1,288	2,206	4,545
Class R6	97	1,116	2,137	4,699
Institutional Class	103	905	1,726	3,866
Class P	107	957	1,823	4,062

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2016 was 95% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalization of between $500 million and $5 billion. Under normal circumstances, the Fund expects to invest at least 65% of its net assets in non-U.S. equity securities. The Fund may invest up to 20% of its assets in emerging market securities. The Fund may also achieve its exposure to non-U.S. equity securities through investing in American Depositary Receipts (ADRs).

The portfolio managers seek stocks that are attractively priced, based on their industry relative P/E multiples and dividend yields. The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities, the Fund may invest in securities issued in initial public offerings (IPOs).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first nine risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Other share classes would have different performance due to the different expenses they bear. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are different from the actual results of the predecessor class, due to differing levels of fees and expenses paid. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns — Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 07/01/2013–09/30/2013	11.43%
Lowest 07/01/2015–09/30/2015	-11.13%

Average Annual Total Returns (for periods ended 12/31/16)
Average Annual Returns - AllianzGI NFJ International Small-Cap Value Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	(8.28%)	7.23%	Jun. 01, 2012
Class C	(4.51%)	7.78%	Jun. 01, 2012
Class T	(5.37%)	7.97%	Jun. 01, 2012
Class R6	(2.53%)	8.96%	Jun. 01, 2012
Institutional Class	(2.64%)	8.86%	Jun. 01, 2012
Class P	(2.78%)	8.73%	Jun. 01, 2012
After Taxes on Distributions | Class A	(9.58%)	5.08%
After Taxes on Distributions and Sale of Fund Shares | Class A	(4.70%)	4.95%
MSCI World ex USA Small Cap Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)	4.32%	10.35%	Jun. 01, 2012
Lipper International Small/Mid-Cap Core Funds Average	2.70%	7.84%	Jun. 01, 2012

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.